United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON _August 11 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 6/99




FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended:  6/99
Check here if Amendment [   X  ]; Amendment Number: [  1   ]
This Amendment (Check only one.):  [     ] is a restatement
                              [  X   ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-02255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:     Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[   X  ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [ 61    ]

Form 13F Information Table Value Total: $_  171,287    thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE



DESCRIPTION                  SEY    CUSIP    TOTALMARKET    POSITION   6     7    8
                              TYPE                  VALUE
   AIRTOUCH COMMUNICATIONS ) COMM   00949T100    25,173,518  234,992  SOLE SOLE SOLE
ALTERNATIVE RESOURCES CORP    COMM  02145R102       248,427   33,685  SOLE SOLE SOLE
ALZA CORP CLASS A             COMM  022615108     3,774,925   74,200  SOLE SOLE SOLE
AMERITECH CORP                COMM  030954101     5,167,050   70,300  SOLE SOLE SOLE
AMERLINK CORP                 COMM  03070N108     1,048,613   53,775  SOLE SOLE SOLE
AQUARION COMPANY              COMM  03838W101     3,068,425   88,300  SOLE SOLE SOLE
ARMCO INC                     COMM  042170100       901,000  136,000  SOLE SOLE SOLE
ATLANTIC RICHFIELD CO         COMM  048825103     6,757,616   80,869  SOLE SOLE SOLE
AUTOMOBILE PROTECTION CRP-    COMM  052905106       640,471   49,988  SOLE SOLE SOLE
APCO
AVIALL INC                    COMM  05366B102     1,128,750   60,000  SOLE SOLE SOLE
AVONDALE INDS INC             COMM  054350103     7,414,602  190,118  SOLE SOLE SOLE
BANKBOSTON CORP               COMM  06605R106     6,702,488  131,100  SOLE SOLE SOLE
CMP GROUP INC                 COMM  125887109     1,833,125   70,000  SOLE SOLE SOLE
COLONIAL GAS CO               COMM  195674106     1,964,700   53,100  SOLE SOLE SOLE
COLTEC INDUSTRIES INC         COMM  196879100       824,125   38,000  SOLE SOLE SOLE
COMSAT CORP                   CALL  20564D907       578,500   17,800  SOLE SOLE SOLE
COMSAT CORP                   PUT   20564D957       611,000   18,800  SOLE SOLE SOLE
COMSAT CORP                   COMM  20564D107       685,750   21,100  SOLE SOLE SOLE
CONNECTICUT ENERGY CORP       COMM  207567108       686,413   17,800  SOLE SOLE SOLE
EVEREN CAPITAL CORP+          COMM  299761106     1,481,681   49,700  SOLE SOLE SOLE
EXECUTIVE RISK INC            COMM  301586103     1,122,825   13,200  SOLE SOLE SOLE
FRONTIER CORPORATION          COMM  35906P105       418,900    7,100  SOLE SOLE SOLE
GULFSTREAM AEROSPACE CORP     CALL  402734907       418,888    6,200  SOLE SOLE SOLE
GULFSTREAM AEROSPACE CORP     COMM  402734107       391,863    5,800  SOLE SOLE SOLE
HONEYWELL INC                 COMM  438506107     1,529,550   13,200  SOLE SOLE SOLE
KING WORLD PRODTNS INC        COMM  495667107     1,893,800   54,400  SOLE SOLE SOLE
LONG BEACH FIN'L CORP         CALL  542446909       930,544   63,900  SOLE SOLE SOLE
LONG BEACH FIN'L CORP         PUT   542446959       171,838   11,800  SOLE SOLE SOLE
LONG BEACH FIN'L CORP         COMM  542446109       509,032   34,955  SOLE SOLE SOLE
MACMILLAN BLOEDEL LTD         COMM  554783209     2,327,022  129,279  SOLE SOLE SOLE
MEDIA GEN INC                 COMM  584404107       859,962   16,862  SOLE SOLE SOLE
MEDIA ONE GROUP INC           COMM  58440J104     5,883,063   79,100  SOLE SOLE SOLE
MERCANTILE BANCORPORATION INC COMM  587342106     4,284,375   75,000  SOLE SOLE SOLE
NALCO CHEM CO                 CALL  629853902       409,813    7,900  SOLE SOLE SOLE
NALCO CHEM CO                 PUT   629853952     3,781,688   72,900  SOLE SOLE SOLE
NALCO CHEM CO                 COMM  629853102     2,905,000   56,000  SOLE SOLE SOLE
NEXSTAR PHARMACEUTICALS INC   COMM  65333B106     2,709,669  137,634  SOLE SOLE SOLE
OUTDOOR SYSTEMS INC           COMM  690057104     3,814,250  104,500  SOLE SOLE SOLE
PIONEER HI-BRED INTL          COMM  723686101     7,203,438  185,000  SOLE SOLE SOLE
PLATINUM TECHNOLGY            CORP  72764TAB7     1,001,250    1,000  SOLE SOLE SOLE
PLATINUM TECHNOLOGY           COMM  72764T101     1,826,662   62,718  SOLE SOLE SOLE
INTERNATIO
PRIME BANCORP INC (PENN)      COMM  741914105     1,693,993   61,321  SOLE SOLE SOLE
RAYCHEM CORP                  PUT   754603958       499,500   13,500  SOLE SOLE SOLE
RAYCHEM CORP                  COMM  754603108     2,640,764   71,372  SOLE SOLE SOLE
RENTAL SVCS CORP              COMM  76009V102     5,098,113  178,100  SOLE SOLE SOLE
REPUBLIC NEW YORK CORP        COMM  760719104     1,193,281   17,500  SOLE SOLE SOLE
SKYTEL COMMUNICATIONS  INC    COMM  83087Q104     1,038,413   50,044  SOLE SOLE SOLE
SKYTEL COMMUNICATIONS INC     COMM  83087Q302       715,400   19,600  SOLE SOLE SOLE
ST PAUL BANCORP INC           COMM  792848103     1,403,342   55,033  SOLE SOLE SOLE
SUGEN INC                     COMM  865041107     1,554,231   52,910  SOLE SOLE SOLE
SUPERIOR SERVICES INC         COMM  868316100     2,726,453  102,402  SOLE SOLE SOLE
TAVA TECHNOLOGIES INC         COMM  872169107     1,370,182  178,235  SOLE SOLE SOLE
TRANSAMERICA CORP             COMM  893485102     8,632,500  115,100  SOLE SOLE SOLE
VARLEN CORP                   COMM  922248109    15,580,016  388,287  SOLE SOLE SOLE
WESTERN BANCORP               COMM  957683105     2,956,313   68,059  SOLE SOLE SOLE
WHITTAKER CORP NEW            COMM  966680407     3,500,000  125,000  SOLE SOLE SOLE
WITCO CHEM CORP               CALL  977385903       348,000   17,400  SOLE SOLE SOLE
WITCO CHEM CORP               PUT   977385953     1,656,000   82,800  SOLE SOLE SOLE
WITCO CHEM CORP               COMM  977385103     1,480,000   74,000  SOLE SOLE SOLE
WIZ TECH SOLUTION LTD         COMM  M98105105       472,863   19,910  SOLE SOLE SOLE
YANKEE ENERGY SYSTEMS INC     COMM  984779108     1,643,063   41,400  SOLE SOLE SOLE
                                                171,287,031
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